Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Public funding receivables	$ 391	$ 651
Taxes and other government receivables	254	241
Advances and deferred charges	210	180
Loans and deposits	14	10
Interest receivable	29	27
Derivative instruments	10	58
Other current assets	99	128
Total	$ 1,007	$ 1,295